Revenue Broken by Region (Details Textual)	12 Months Ended
Dec. 31, 2016
Israel [Member]
Revenue Broken by Region (Textual)
Revenue percentage, Description	Sales in Israel in 2015 and 2014 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 16% and 33% of revenues during such periods, respectively.